                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31

Date of Reporting Period:  July 1, 2005 - September 30, 2005

                                                  THE NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

TOP 20 PORTFOLIO

-----------------------------------------------------------------------------------
      Shares                                                           Market Value
-----------------------------------------------------------------------------------
                  COMMON STOCKS -- 100.0%
                  AEROSPACE/DEFENSE -- 5.3%
          9,140   Precision Castparts Corp.                            $    485,334
                                                                       ------------
                  APPAREL/FOOTWEAR RETAIL -- 8.7%
         11,730   American Eagle Outfitters, Inc.                           276,007
         17,750   Urban Outfitters, Inc.*                                   521,850
                                                                       ------------
                                                                            797,857
                                                                       ------------

                  COMPUTERS - HARDWARE -- 6.1%
         10,470   Apple Computer, Inc.*                                     561,297
                                                                       ------------
                  CONSTRUCTION MATERIALS -- 5.1%
          8,895   Cemex ADR                                                 465,209
                                                                       ------------
                  CONSUMER PRODUCTS -- 8.2%
         22,445   Acme United Corp.                                         303,456
         17,365   CNS, Inc.                                                 452,706
                                                                       ------------
                                                                            756,162
                                                                       ------------

                  ELECTRIC UTILITIES -- 5.9%
          4,800   TXU Corp.                                                 541,824
                                                                       ------------
                  FINANCIAL SERVICES -- 5.3%
         10,965   CompuCredit Corp.*                                        487,065
                                                                       ------------
                  FOOD/BEVERAGES -- 4.0%
          6,560   The Hershey Company                                       369,394
                                                                       ------------
                  HEALTH CARE -- 5.3%
          8,625   United Health Group, Inc.                                 484,725
                                                                       ------------
                  MACHINERY AND EQUIPMENT -- 5.4%
         20,915   Columbus McKinnon Corp.*                                  494,849
                                                                       ------------
                  OIL/GAS -- 21.1%
          8,870   Helmerich & Payne                                         535,659
          7,445   Southwestern Energy Company*                              546,462
         13,770   UGI Corp.                                                 387,626
          4,220   Valero Energy Corp.                                       477,113
                                                                       ------------
                                                                          1,946,860
                                                                       ------------

                  SCIENTIFIC & TECHNICAL INSTRUMENTS -- 4.6%
          6,425   American Science and Engineering, Inc.*                   421,416
                                                                       ------------
                  TECHNOLOGY -- 4.2%
         11,950   Komag, Inc.*                                              381,922
                                                                       ------------
                  TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 10.8%
         11,367   Comtech Telecommunications Corp.*                         471,389
         13,125   Telus Corp.                                               534,713
                                                                       ------------
                                                                          1,006,102

                                                                       ------------
                  TOTAL COMMON STOCKS (COST $7,447,236)                   9,200,016
                                                                       ------------
                  SHORT-TERM INVESTMENTS -- 0.1%
                  MONEY MARKET FUNDS -- 0.1%
          5,818   FBR Fund for Government Investors                           5,818
                                                                       ------------

                  TOTAL INVESTMENTS  -- 100.1%                            9,205,834
                   (COST $7,453,054)

                  Liabilities in Excess of Other Assets -- (0.1%)           (7,136)
                                                                       ------------

                  NET ASSETS -- 100.0%                                 $  9,198,698
                                                                       ============

----------
*  Non-income producing.

ADR -- American Depositary Receipts

                                                  THE NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

-----------------------------------------------------------------------------------
      Shares                                                           Market Value
-----------------------------------------------------------------------------------
                  COMMON STOCKS -- 97.6%
                  AUTOMOBILES -- 4.0%
            580   HONDA MOTOR CO.,  LTD (Japan)                        $     16,472
            235   Volvo AB ADR (Sweden)                                      10,256
                                                                       ------------
                                                                             26,728
                                                                       ------------

                  BANKING -- 10.7%
            667   ABN AMRO Holding NV ADR (Netherlands)                      16,009
            330   Credit Suisse Group ADR (Switzerland)                      14,678
            190   HSBC Holdings plc ADR (United Kingdom)                     15,434
            150   UBS AG (Switzerland)                                       12,825
            160   Westpac Banking Corp. ADR  (Australia)                     12,936
                                                                       ------------
                                                                             71,882
                                                                       ------------

                  BEVERAGES -- 1.5%
            240   Cadbury Schweppes plc ADR (Britain)                         9,775
                                                                       ------------

                  BIOTECHNOLOGY & DRUGS -- 2.8%
            375   Novo-Nordisk ADR (Denmark)                                 18,593
                                                                       ------------

                  BUILDING & CONSTRUCTION -- 3.0%
            635   Chicago Bridge & Iron Co. NV ADR (Netherlands)             19,742
                                                                       ------------

                  CHEMICALS - DIVERSIFIED -- 3.2%
            240   Akzo Nobel N.V. ADR (Netherlands)                          10,476
            140   BASF AG ADR (Germany)                                      10,556
                                                                       ------------
                                                                             21,032
                                                                       ------------

                  COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 7.7%
            415   Logitech International S.A. ADR (Switzerland)*             16,912
            435   NDS Group plc ADR (United Kingdom)*                        16,160
            360   SAP AG ADR (Germany)                                       15,599
            165   Sohu.com, Inc. (China)*                                     2,826
                                                                       ------------
                                                                             51,497
                                                                       ------------

                  ELECTRONICS -- 8.4%
            315   Canon, Inc. ADR (Japan)                                    17,092
            170   Hitachi, Ltd. ADR (Japan)                                  10,776
            890   Matsushita Electric Industrial Co., Ltd.
                  ADR (Japan)                                                15,228
            395   SONY CORPORATION ADR (Japan)                               13,110
                                                                       ------------
                                                                             56,206
                                                                       ------------

                  INDUSTRIAL -- 9.8%
            280   BHP Billiton Ltd. ADR (Australia)                           9,570
            310   BOC Group plc ADR (Britain)                                12,648
            515   E. ON AG ADR (Germany)                                     15,837
            375   KUBOTA CORP. ADR (Japan)                                   13,136
            360   Scottish Power ADR (Britain)                               14,486
                                                                       ------------
                                                                             65,677
                                                                       ------------

                  INSURANCE -- 4.4%
            969   Aegon N.V. (Netherlands)                                   14,438
            490   ING Groep NV ADR (Netherlands)                             14,597
                                                                       ------------
                                                                             29,035
                                                                       ------------

                  OIL & GAS SERVICES -- 6.8%
            130   BP Amoco plc ADR (Britain)                                  9,211
            255   EnCana Corp. (Canada)                                      14,868
            150   PetroChina Co. Ltd. ADR (China)                            12,506
            360   Statoil ASA ADR (Norway)                                    8,888
                                                                       ------------
                                                                             45,473
                                                                       ------------

                  PHARMACEUTICALS -- 9.7%
            140   Alcon, Inc. (Switzerland)                                  17,904
            340   GlaxoSmithKline plc ADR (Britain)                          17,435
            240   Roche Holding ADR (Switzerland)                            16,752
            370   Teva Pharmaceutical Industries Ltd. (Israel)               12,365
                                                                       ------------
                                                                             64,456
                                                                       ------------

                  SEMICONDUCTORS & RELATED -- 7.9%
            300   ADVANTEST CORP - ADR (Japan)                                5,883
          2,140   ARM Holdings plc ADR (United Kingdom)                      13,418
            565   ATI Technologies, Inc. (Canada)*                            7,876
            275   Marvell Technology Group Ltd. (Bermuda)*                   12,680
          1,573   Taiwan Semiconductor Manufacturing Company Ltd.
                  ADR (Taiwan)                                               12,930
                                                                       ------------
                                                                             52,787
                                                                       ------------

                  SOFTWARE -- 3.6%
            430   Business Objects ADR (France)*                             14,947
            125   Infosys Technologies Ltd. ADR (India)                       9,285
                                                                       ------------
                                                                             24,232
                                                                       ------------

                  TELECOMMUNICATIONS -- 8.3%
            690   America Movil ADR (Mexico)                                 18,161
            345   China Telecom Corp. Ltd. ADR (China)                       13,003
            335   Mobile Telesystems ADR (Russia)                            13,628
            500   SK Telecom Co., Ltd. ADR (South Korea)                     10,920
                                                                       ------------
                                                                             55,712
                                                                       ------------

                  TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 1.8%
            710   Nokia Oyj ADR (Finland)                                    12,006
                                                                       ------------

                  TOBACCO -- 2.2%
            345   British American Tobacco ADR (Britain)                     14,607
                                                                       ------------

                  TOOLS & HARDWARE -- 1.8%
            600   Makita Corp. ADR (Japan)                                   12,258
                                                                       ------------
                  TOTAL COMMON STOCKS (COST $489,058)                       651,698
                                                                       ------------

                  SHORT-TERM INVESTMENTS -- 2.3%
                  MONEY MARKET FUNDS -- 2.3%
         15,150   FBR Fund for Government Investors                          15,150
                                                                       ------------

                  TOTAL INVESTMENTS  -- 99.9%                               666,848
                   (COST $504,208)

                  Other Assets in Excess of Liabilities -- 0.1%                 377
                                                                       ------------

                  NET ASSETS -- 100.0%                                 $    667,225
                                                                       ============

----------
*  Non-income producing.

ADR -- American Depositary Receipts


See Notes to Portfolios of Investments

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of September 30, 2005, The Navellier Millennium Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                        FEDERAL        GROSS UNREALIZED    GROSS UNREALIZED    NET UNREALIZED
                                        TAX COST         APPRECIATION        DEPRECIATION       APPRECIATION
                                        --------         ------------        ------------       ------------
Top 20 Portfolio                       $7,453,054         $2,152,890         $ (400,110)         $1,752,780
International Growth Portfolio         $  509,535         $  166,312         $   (8,999)         $  157,313

Item 2:  Controls and Procedures

         (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

         (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  November 28, 2005                 THE NAVELLIER MILLENNIUM FUNDS

                                         By:      /s/ Louis G. Navellier
                                                  ------------------------------
                                                     Louis G. Navellier
                                                     Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  November 28, 2005                 By:    /s/ Louis G. Navellier
                                                --------------------------------
                                                    Louis G. Navellier
                                                    Chief Executive Officer



Date:  November 28, 2005                 By:    /s/ Arjen Kuyper
                                                --------------------------------
                                                    Arjen Kuyper
                                                    Chief Financial Officer